UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-22749

Resource Real Estate Diversified Income Fund

(Exact name of registrant as specified in charter)

(Address of principal executive offices)

(Zip code)

Shelle Weisbaum, Resource Real Estate, Inc.

             2005 Market Street, Philadelphia, PA 19103

(Name and address of agent for service)

Registrant's telephone number, including area code:

215-231-7050

Date of fiscal year end:

2/28

Date of reporting period: 11/30/13

Item 1.  Schedule of Investments.

RESOURCE REAL ESTATE DIVERSIFIED INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
November 30, 2013
Shares		Value
	REAL ESTATE INVESTMENT TRUSTS - 89.0%
	TRADED REITS - 48.8%
250	Ashford Hospitality Prime, Inc.	$ 5,107
1,248	Ashford Hospitality Prime Trust, Inc.	10,246
900	Associated Estates Realty Corp.	14,319
700	AVIV REIT, Inc.	17,990
700	BioMed Realty Trust, Inc.	13,006
170	Camden Property Trust	9,846
3,480	Campus Crest Communities, Inc.	34,626
3,461	CBL & Associates Properties, Inc.	62,506
2,025	Cole Real Estate Investment, Inc.	28,978
733	Columbia Property Trust, Inc.	16,932
1,130	Corio NV	49,094
435	Digital Realty Trust, Inc.	20,549
1,150	Duke Weeks Realty Corp.	17,457
520	Dundee Real Estate Investment Trust	13,749
730	Entertainment Properties Trust, Inc.	36,712
200	Essex Property Trust, Inc.	30,362
610	HCP, Inc.	22,430
230	Health Care REIT, Inc.	12,878
390	Highwoods Properties, Inc.	14,009
270	Home Properties, Inc.	14,197
1,920	Inland Real Estate Corp.	20,813
1,181	Lexington Realty Trust	12,129
390	Liberty Property Trust	12,632
200	The Macerich Co.	11,388
1,751	Mack-Cali Reality Corp	35,650
494	Mid-America Apartment Communities, Inc.	29,759
1,250	NorthStar Realty Finance Corp.	12,350
1,190	Omega Healthcare Investors, Inc.	38,901
740	Realty Income Fund	28,201
960	RLJ Lodging Trust	23,174
300	Ryman Hospitality Properties, Inc.	12,561
2,247	Spirit Realty Capital, Inc.	22,309
620	STAG Industrial, Inc.	13,442
5,270	Stockland	18,530
2,275	Summit Hotel Properties, Inc.	20,657
703	Sun Communities, Inc.	28,682
4,300	Trade Street Residential, Inc.	30,186
2,080	Two Harbors Investment Corp.	19,240
6,900	Westfield Retail Trust	19,220
350	WP Carey, Inc.	21,970
		876,787
	NON-TRADED REITS - 40.2% + #
4,839	American Realty Capital Healthcare Trust, Inc.	45,435
2,981	American Realty Capital Healthcare Trust II	69,308
4,839	Cole Credit Property Trust IV, Inc.	45,000
8,660	Corporate Property Associates Global, Inc. 16	92,575
10,056	Corporate Property Associates Global, Inc. 18	90,504
12,380	Dividend Capital Diversified Property Fund	64,624
17,168	Inland America Real Estate Trust, Inc.	103,697
7,452	NorthStar Healthcare Income, Inc.	70,004
14,984	Philip Edison ARC Shopping Center REIT, Inc.	140,705
		721,852

	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,643,345)	1,598,639

	PREFERRED STOCKS - 32.5%
	REITS - 32.5%
900	Apollo Commerical Estate, 8.625%	22,410
1,000	Arbor Realty Trust, Inc., 7.750%	22,790
950	Cedar Shopping Centers, Inc., 7.250%	21,970
920	Commonwealth REIT, 7.250%	20,967
900	Coresite Realty Corp., 7.250%	21,258
1,000	CYS Investments, Inc., 7.500%	20,340
940	Developers Diversified Realty, 6.500%	20,595
930	Digital Realty Trust, Inc., 6.625%	21,046
930	Entertainment Properties Trust, 6.625%	20,460
1,040	Excel Trust, Inc., 8.125%	26,845
950	General Growth Property, 6.375%	20,767
920	Glimcher Realty Trust, 6.875%	22,116
1,930	Glimcher Realty Trust, 7.500%	45,336
890	Investors Real Estate Trust, 7.950%	22,624
200	Kite Realty Group Trust, 8.250%	5,093
1,940	Northstar Realty Finance Corp., 8.500%	47,142
1,400	Northstar Realty Finance Corp., 8.875%	33,180
920	Pennsylvania Real Estate Invest Trust, 7.375%	21,859
1,605	Retail Properties of America, 7.000%	35,615
1,450	STAG Industrial, Inc., 6.625%	32,784
625	Strategic Hotels & Resorts, Inc., 8.250%	14,875
950	Strategic Hotels & Resorts, Inc., 8.500%	22,867
500	Summit Hotel Properties, 7.875%	12,250
1,230	Sun Communities, Inc., 7.125%	29,397
	TOTAL PREFERRED STOCKS (Cost $625,878)	584,586

	SHORT-TERM INVESTMENT - 3.9%
69,663	Dreyfus Treasury Cash Management, 0.00%* (Cost $69,663)	69,663

	TOTAL INVESTMENTS - 125.4% (Cost $2,338,886) (a)	$ 2,252,888
	LIABILITIES IN EXCESS OF OTHER ASSETS - (25.4)%	(456,545)
	NET ASSETS - 100.0%	$ 1,796,343

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $2,338,886 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 46,761
	Unrealized Depreciation:	(132,759)
	Net Unrealized Depreciation:	$ (85,998)

+ Illiquid security. Total illiquid securities represents 40.2% of net assets as of November 30 , 2013.
# Fair Value estimated using Fair Valuation Procedures adopted by the Board of Trustees. Total Value of such securities is $721,852 or 40.2% of net assets.
* Money market fund; interest rate reflects seven-day effective yield on November 30, 2013.
REITS - Real Estate Investment Trusts.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean of the closing bid and asked prices on the day of valuation.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

When price quotations for certain securities are not readily available, or if the available quotations are not believed to be reflective of market value by the Advisor, those securities will be valued at “fair value” as determined in good faith by the Advisor’s Valuation Committee using procedures adopted by and under the supervision of the Fund’s Board of Trustees (the “Board”). There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate a Fund’s NAV.

Fair valuation procedures may be used to value a substantial portion of the assets of the Fund. A Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Advisor determines that the quotation or price for a portfolio security provided by a broker-dealer or independent pricing service is inaccurate.

The “fair value” of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality.

The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material.

The Fund invests in some securities which are not traded and the Valuation Committee has established a methodology for fair value of each type of security. Generally, the Real Estate Investment Trusts (REITs) are publicly registered but not traded. When the REIT is in the public offering period the Fund values the REIT at cost. The Fund generally purchases REITs at Net Asset Value (NAV) or without a commission. Once a REIT closes to new investments, the Fund values the security based on the movement of an appropriate market index or traded comparable until the REIT issues an updated market valuation. Additionally, certain other non-publicly traded investments held by the Fund are valued based on the movement of an appropriate benchmark or company provided market valuation. The Private Investments are monitored for any independent audits of the security or impairments reported on the potential value of the security and the fair value is generally adjusted to depreciation in the case of hard assets. The Valuation Committee meets frequently to discuss the valuation methodology and will adjust the value of a security if there is a public update to such valuation.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of November 30, 2013 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Traded REITS	$ 876,787	$ -	$ -	$ 876,787
Non-Traded REITS	-	-	721,852	721,852
Preferred Stock - REITS	584,586	-	-	584,586
Short-Term Investment	69,663	-	-	69,663
Total	$ 1,531,036	$ -	$ 721,852	$ 2,252,888

There were no transfers into or out of Level 1 and Level 2 during the current period presented.
It is the Fund's policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The following is a reconciliation of assets in which Level 3 inputs were used in determining value:

Non-Traded REITS
Beginning Balance	$ -
Total realized gain (loss)	-
Appreciation (Depreciation)	19,202
Cost of Purchases	702,675
Proceeds from Sales	(25)
Accrued Interest	-
Net transfers in/out of level 3	-
Ending Balance	$ 721,852

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Resource Real Estate Diversified Income Fund

By (Signature and Title)

/s/ Alan Feldman

Alan Feldman, President

Date 1/29/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Alan Feldman

Alan Feldman, President

Date 1/29/14

By (Signature and Title)

/s/ Steven R. Saltzman

Steven R. Saltzman, Treasurer

Date 1/29/14